Income Taxes (Tables)	12 Months Ended
May 29, 2011
Income Taxes
Allocation Of Total Income Tax Expense

(in millions)	Fiscal Year
	2011	2010	2009
Earnings from continuing operations	$ 168.9	$ 136.6	$ 140.7
(Losses) earnings from discontinued operations	(1.5)	(1.5)	0.2
Total consolidated income tax expense	$ 167.4	$ 135.1	$ 140.9

Components Of Earnings Before Income Tax And Provision For Income Taxes

(in millions)	Fiscal Year
	2011	2010	2009

Earnings from continuing operations before income taxes:
U.S.	$ 631.4	$ 534.5	$ 508.1
Canada	16.2	9.1	4.4
Earnings from continuing operations before income taxes	$ 647.6	$ 543.6	$ 512.5
Income taxes:
Current:
Federal	$ 121.9	$ 126.5	$ 38.1
State and local	17.5	28.7	10.5
Canada	0.1	0.1	0.1
Total current	139.5	155.3	48.7
Deferred (principally U.S.):
Federal	28.3	(10.6)	84.3
State and local	1.1	(8.1)	7.7
Total deferred	29.4	(18.7)	92.0
Total income taxes	$ 168.9	$ 136.6	$ 140.7

Income Taxes Paid

(in millions)	Fiscal Year
	2011	2010	2009
Income taxes paid	$ 126.4	$ 94.8	$ 64.4

Effective Income Tax Rate Reconciliation

	Fiscal Year
	2011	2010	2009
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	1.8	2.5	2.3
Benefit of federal income tax credits	(8.3)	(8.7)	(8.9)
Other, net	(2.4)	(3.7)	(0.9)
Effective income tax rate	26.1%	25.1%	27.5%

Reconciliation Of Unrecognized Tax Benefits

Balance at May 30, 2010	$ 30.4
Additions to tax positions recorded during the current year	2.4
Additions to tax positions recorded during prior years	0.2
Reductions to tax positions recorded during prior years	—
Reductions to tax positions due to settlements with taxing authorities	(9.1)
Reductions to tax positions due to statute expiration	(2.0)
Balance at May 29, 2011	$ 21.9

Interest Expense On Unrecognized Tax Benefits

(in millions)	Fiscal Year
	2011	2010	2009
Interest expense on unrecognized tax benefits	$ 1.6	$ 2.5	$ 4.2

Tax Effects On Deferred Tax Assets And Liabilities

(in millions)	May 29, 2011	May 30, 2010
Accrued liabilities	$ 46.2	$ 34.3
Compensation and employee benefits	193.6	171.6
Deferred rent and interest income	55.1	49.4
Other	15.9	12.8
Gross deferred tax assets	$ 310.8	$ 268.1
Trademarks and other acquisition related intangibles	(178.0)	(178.7)
Buildings and equipment	(314.3)	(238.7)
Capitalized software and other assets	(12.0)	(11.8)
Other	(6.3)	(5.7)
Gross deferred tax liabilities	$ (510.6)	$ (434.9)
Net deferred tax liabilities	$ (199.8)	$ (166.8)